Risk management - Regulatory Capital Alternative Standard (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017	Nov. 01, 2017	Jul. 03, 2017	Dec. 31, 2016	Nov. 04, 2016	Dec. 31, 2015
Eligible Capital
Common Equity Tier 1	€ 67,962		€ 74,173
CAPITAL	8,118	€ 8,068	8,068	€ 48	€ 729	€ 7,291	€ 74	€ 7,217
(-) Treasury shares and own shares financed	(64)		(22)
Share premium	50,993	€ 51,053	51,053		€ 6,343	€ 44,912
Reserves	55,036		52,241
Other retained earnings	(23,022)		(22,363)
Minority interests	6,981		7,991
Profit net of dividends	4,518		3,621
Deductions	(34,598)		(26,416)
Goodwill and intangible assets	(28,644)		(22,829)
Others	(5,954)		(3,586)
Additional Tier I	9,754		3,110
Eligible instruments AT1	9,666		8,498
T1 excesses - subsidiaries	88		347
Residual value of intangibles			(5,707)
Deductions			(27)
Tier II	11,009		13,422
Eligible instruments AT2	11,306		9,901
Gen. Funds and surplus loans loss prov. IRB			3,823
T2 excesses - subsidiaries	(297)		(275)
Deductions			(27)
TOTAL ELIGIBLE CAPITAL	€ 88,725		€ 90,706